IMPAIRMENT REVIEW (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT REVIEW
Schedule of impairment loss by CGU

The total amount of the impairment loss and reversal of impairment charges for the year ended December 31, 2018 was allocated to the carrying amounts of property, plant and equipment and other intangible assets as follows:

		NVision Czech
	Oblachniy Retail	Republic
Goodwill	524
Property, plant and equipment	13	(505)
Other intangible assets	140	(2)

Total	677	(507)

The total amount of the impairment loss for the year ended December 31, 2017 was allocated to the carrying amounts of property, plant and equipment and other intangible assets as follows:

		NVision Czech
	Turkmenistan	Republic
Property, plant and equipment	3,063	564
Other intangible assets	141	7
Total	3,204	571

Schedule of OIBDA margin utilized for value-in-use calculation of related CGUs

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	42.4% - 42.9%	38.0% - 39.1%
Armenia	45.0% - 47.4%	40.2% - 41.2%
Moscow fixed line	56.0% - 59.2%	41.0% - 48.5%
Ukraine	50.0% - 51.6%	31.4% - 40.6%
NVision Czech Republic	4.9% - 5.5%	4.2%
Oblachniy retail	negative	—

Schedule of capital expenditure as a percentage of revenue utilized for value-in-use calculations of related CGUs

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	19.0%	17.2%
Armenia	16.9%	17.8%
Moscow fixed line	21.6%	20.6%
Ukraine	18.4%	22.7%
NVision Czech Republic	1.3%	2.5%
Oblachniy retail	0.9%	—

Schedule of terminal growth rate utilized for value in-use-calculation of related CGUs

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	1%	1%
Armenia	nil	nil
Moscow fixed line	1%	1%
Ukraine	3%	3%
NVision Czech Republic	2%	2%
Oblachniy retail	3%	—

Schedule of pre-tax rates for discounting cash flows in functional currencies of related CGUs

	December 31,	December 31,
CGU	2018	2017
Russia Convergent	16.0%	16.0%
Armenia	15.2%	15.2%
Moscow fixed line	14.5%	14.5%
Ukraine	20.8%	20.8%
NVision Czech Republic	8.7%	8.7%
Oblachniy retail	20.1%	—